UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:   October 31

Date of reporting period:   October 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form  displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

BLANKINSHIP VALUE FUND

A Series of BLANKINSHIP FUNDS, INC.

Annual Report

October 31, 2006

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

Dear Fellow Shareholder:

For the fiscal year ended October 31, 2006, your Fund’s total return was 12.57%, compared to 22.90% for the Russell 2000 Value Index and 16.34% for the S&P 500 Index.  Since investment operations began on January 16, 2004, your Fund has gained 25.50% compared to 45.81% for the Russell 2000 Value Index, and 27.04% for the S&P 500 Index.

The Fund began the fiscal year with only 57% of assets invested in common stocks and ended it with 80% in common stocks (69% domestic, 11% foreign).   (The prior fiscal year began with only 18% invested in stocks.)  Although the proportion in cash has declined, holding cash while the market was rising hurt the Fund’s performance relative to indexes.  Our cash was held in relatively safe investments (i.e. short-term treasuries and money market accounts) that reduced our level of risk and allowed us to be ready for opportunities.  I believe that over time, it is more important to focus on purchasing good investments than being fully invested.  The Fund is likely to continue to hold at least 10% in cash, unless exceptional opportunities are available.

The Fund’s performance during the year was also negatively affected by the downturn in the housing market, which had a broader impact than I anticipated.  The downturn in housing hurt Craftmade, La-Z-Boy, and Stanley Furniture.  Sales of boats from Marine Products also declined, possibly because fewer people used home equity to buy a boat.  These are all strong companies that are likely to bounce back, although the timing is unpredictable.

Our new purchases during the fiscal year include:

Berkshire Hathaway (BRK.B) came under market pressure because of substantial reinsurance losses caused by hurricanes in 2005, and because of concerns about Warren Buffett’s succession plans.  Paradoxically, the hurricane damages probably improved Berkshire’s prospects because reinsurance rates went up significantly, and large losses are unlikely to occur every year.  Berkshire’s superb management and horde of cash and investments make it unique in the insurance industry.  I believe Buffett has built a culture and management structure that will keep Berkshire strong long after he is gone.  I feel we purchased our shares at a very good price.

Canadian Natural Resources (CNQ), a Canadian firm, has the “Horizon Oil Sands Project” underway to produce oil from vast “oil sands” holdings in Alberta.  The first phase is expected to start production in 2008, with second and third phases taking production up to 232,000 barrels of synthetic crude oil per day by 2011, and continuing at that level for more than 50 years.  They have added fourth and fifth phases to increase capacity to 500,000 barrels per day by 2017.  In the meantime, they are managing other oil and gas projects to provide current income.

Dawson Geophysical (DWSN) collects and analyzes seismic data used by clients for onshore oil and gas exploration in the lower 48 states.  This company is growing very fast, yet we purchased shares at an earnings yield above 6%.  I believe that this company and Canadian Natural Resources provide us with a degree of protection against future inflation from energy prices.  Because they are both focused on the North American continent, they may benefit from any future instability or disruptions in international oil supplies.

Coventry Healthcare (CVH) provides healthcare plans and services to employers.  They have a strong management team with an impressive record of growth and profitability.  Our initial investment had an earnings yield above 6%.

Dell (DELL) has been such a strong company that its name is sometimes used as a verb in business strategy discussions.  They’ve been so favored by the market that their share price has often been high, which lowered the earnings yield to average only about 3%.  Dell has made mistakes in recent years, such as allowing their customer service to slip.  As a result of their recent problems, their shares were beaten down so that our purchase provided an earnings yield above 6%.  My view is that Dell is more than just a computer company… it is a master of supply chain management, and has a lot of growth potential remaining in international markets.

H&R Block (HRB) is involved in one of the only two things in life that we can truly count on.  We purchased their shares at an earnings yield above 7%.  Unfortunately, the problems that led to the share decline have continued and earnings have decreased as a result.  In particular, they have a mortgage division that has losses resulting from the housing slowdown.  I’ve been surprised by some poor judgment that management has shown recently, but am holding this investment in the belief that the strength of their franchise will eventually prevail.

Johnson & Johnson (JNJ) was “on sale” earlier this year because of slowing sales and a failed merger bid.  Based on Value Line data, J&J’s shares have usually sold at lofty prices where the earnings yield is only about 4%.  Because the price was depressed, the earnings yield on our investment is about 7%.  J&J has a long history of earning more than 25% on profits reinvested in their business.  If the future bears any similarity to the past, this investment should provide above average results.

Levitt Corp. (LEV) is an old and respected homebuilder that specializes in Florida retirement communities.  Their share price dropped from above $30 in

 2005 to less than $13 at the time of our purchase.  The decline was caused by the housing market slowdown, and last year’s hurricanes.  The firm has valuable land and other assets which we essentially got well below their original purchase price.  Since millions of people are expected to move to Florida over the next 10 years, it seems likely this company’s shares will be selling for a lot more in the future.

In last year’s report, I discussed Lowrance Electronics, which had declined about 7% since our purchase.  I mentioned that I would consider selling this investment if they didn’t do well during their critical winter season.  On January 30, 2006, Lowrance announced it had received a buyout offer from Simrad Yachting, a privately held firm based in Norway.  I was happy to sell our shares that day for a 47% gain.  This was our only sale during the year.

Our three investments which had the greatest positive impact on the Fund’s performance during the year are:

Berkshire Hathaway (BRK.B) was purchased during the past year and is now the Fund’s largest holding.  The market value of our investment increased during the year by $12,749, or about 22%

Middleby Corp. (MIDD)  The market value of our investment increased during the year by $7,925 or about 24%.  During the prior fiscal year, ended 10/31/05, it increased 11,248 or 53%.  This has been our most profitable investment to date, nearly doubling in about 2 years.  They have done a great job of building a strong position in a growing market.  Essentially, they improve profitability of their restaurant customers by carefully engineering and supporting specialized ovens and other cooking equipment.  Specifically, they are able to do things like increasing the speed and quality of food production, while reducing training, electricity, and downtime costs.

Lawson Products, Inc. (LAWS).  The market value of our investment increased during the year by $7,842, or about 42%.  Lawson serves commercial customers by helping them improve reliability and lifespan of their capital equipment.  They manage a huge inventory of parts and provide consultants that help their customers with their own maintenance and inventory strategies.

The three investments which had the greatest negative impact on the Fund’s performance during the year are:

Lakeland Industries (LAKE).  The market value of our investment decreased during the year by $4,880, or about 20%.  However, our investment increased in value during the prior year, so we still have a small profit.  Lakeland makes protective clothing that is used by industrial companies and homeland security.  Some of their product lines are commodity-like and based on DuPont’s Tyvek material.  They are struggling to expand overseas sales, develop higher-margin product lines and reduce costs by setting up manufacturing plants in Asia.  Their niche is probably harder to defend than I initially thought.  Patience may pay off for us because they are taking steps to improve their business.

Dell (DELL)  The market value of our investment decreased during the year by $1,718, or about 7%.  After we purchased DELL, the SEC opened a formal investigation into its accounting practices.  This is bad news, but I believe they are correcting problems and we are likely to be rewarded for patience.

Craftmade (CRFT)  The market value of our investment decreased during the year by $1,368, or about 6%.  We still have a small profit on our original investment, but this one has been a disappointment.  Craftmade manufactures ceiling fans and lighting fixtures.  A major customer, Lowe’s, has phased Craftmade’s products out of many of their stores in favor of store-brand products.  They have also been hurt by the decline in the housing market, and don’t appear to have benefited significantly from hurricane rebuilding.  They have a strong history of growth and profitability, so I am inclined to be patient.

Since the Fund began investment operations in January of 2004, our portfolio turnover has been quite low, which helps minimize the Fund’s expenses and capital gains distributions, as well as taxes paid by the Fund’s shareholders.  As the Fund becomes more fully invested, we are likely to sell less promising investments to free cash for new opportunities, or reduce risk of a decline in market value.  Our goal is to balance the increase costs of turnover against the risks and opportunities.

I believe we generally hold exceptionally strong companies, purchased at reasonable prices.  I expect them to continue earning high rates on their reinvested profits, which should give us above-average returns over time.  We will continue looking for more investments with these characteristics.  If we can find enough good companies at good prices, the Fund should do well.  If we can’t find enough good opportunities, restraint should help minimize our risk.  Although I can’t promise what our future opportunities or results will be, I can promise I will share in them with you, because I have a substantial personal investment in the Fund.

Our financial statements are provided on the following pages for your review, and I will be happy to personally answer any questions you may have.

Sincerely,

Rex Blankinship, Ph.D., CPA

President

Note:  Except for any historical information, the matters discussed in this document contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934.  These forward-looking statements involve risks and uncertainties including activities, events or developments that management of the Fund expects, believes or anticipates will or may occur in the future.  A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties, and are not guarantees of future performance.  Actual results may differ materially from those set forth in the forward-looking statements.

Growth of $10,000 Invested in Blankinship Value Fund and Indexes from

January 16, 2004 (start of investment operations) to October 31, 2006

$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Jan-04
Mar-04
May-04
Jul-04
Sep-04
Nov-04
Jan-05
Mar-05
May-05
Jul-05
Sep-05
Nov-05
Jan-06
Mar-06
May-06
Jul-06
Sep-06
Blankinship Value Fund
Russell 2000 Value Index
S&P 500 Index

Annual Total Returns

	Year Ended 10/31/06	Year Ended 10/31/05	Year Ended 10/31/04*	Average for life of Fund (1/16/04* to 10/31/06)
Blankinship Value Fund	12.57%	9.66%	1.69%	8.48%
Russell 2000 Value Index	22.90%	13.04%	4.96%	14.58%
S&P 500 Index	16.34%	8.72%	0.43%	8.95%

* The Fund began investment operations on 1/16/04.

Note:  Past performance does not predict future performance and the performance data above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  All index returns and returns for the Fund assume reinvestment of dividends.  Share values will fluctuate, so that shares may be worth more or less than their original cost when redeemed.  It is not possible to invest directly in the Russell 2000 Value Index, or the S&P 500 Index, and their returns don’t reflect the expenses that would be incurred for investments in a fund that tracks one of these indexes.

Portfolio Holdings

The graphic below shows the major categories of the Fund’s holdings as of October 31, 2006, and the percent of net asset value represented by each.

Top Ten Holdings	% of Net Assets
Berkshire Hathaway, Inc.	9.27
The Middleby Corporation	5.35
Johnson & Johnson	4.45
Federal Agricultural Mortgage Corporation	4.16
Canadian Natural Resources	4.13
Marine Products, Inc.	4.01
POSCO	3.72
Autozone	3.40
Unilever NV	3.35
Dell	3.21

Top Ten Categories	% of Net Assets
Consumer Durables	10.91
Diversified Holding Companies	9.27
Healthcare Products	7.58
Textiles & Apparel	7.50
Industrial Equipment	5.35
Credit Agency	4.16
Oil & Gas Production	4.13
Steel	3.72
Industrial Supply	3.51
Retail	3.40

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees; administrative fees; and other Fund expenses; and (2) a 1% “early redemption fee” may be incurred if you make withdrawals within one year of opening a new account.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the early redemption fee.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if the early redemption fee was incurred, your costs would have been higher.

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period* 5/1/06 to 10/31/06
Actual	$1,000.00	$1,019.21	-0-
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	-0-

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BLANKINSHIP VALUE FUND

Schedule of Investments

October 31, 2006

	Shares	Cost	Value
Domestic Common Stocks – 68.98%

Building Materials – 3.09%
Craftmade Intl. (CRFT)	1,200	$22,740	$23,460

Computer Equipment – 3.21%
Dell (DELL)*	1,000	26,048	24,330

Consumer Durables – 10.91%
Stanley Furniture (STLY)	770	17,592	17,025
Harley Davidson (HOG)	300	14,696	20,589
La-Z-Boy Incorporated (LZB)	1,200	13,174	14,700
Marine Products (MPX)	2,850	30,959	30,381
		76,421	82,695

Credit Agency – 4.16%
Federal Agricultural Mortgage
(Class C – non-voting) (AGM)	1,200	20,194	31,560

Diversified Holding Companies – 9.27%
Berkshire Hathaway, Inc. Class B (BRK.B)*	20	57,549	70,298

Energy Exploration Services – 2.97%
Dawson Geophysical (DWSN)*	750	21,828	22,530

Financial Services – 2.88%
H&R Block (HRB)	1,000	21,391	21,860

Healthcare Products – 7.58%
Johnson & Johnson (JNJ)	500	29,226	33,700
Utah Medical Devices (UTMD)	700	13,278	23,800
		42,504	57,500
Healthcare Services – 3.10%
Coventry Healthcare (CVH)*	500	23,981	23,475

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

October 31, 2006

Homebuilders – 2.04%
Levitt Corp.	1,200	14,716	15,444

Industrial Equipment – 5.35%
Middleby Corp. (MIDD)*	450	21,378	40,550

Industrial Supply – 3.51%
Lawson Products (LAWS)	550	17,556	26,625

Retail – 3.40%
Autozone (AZO)*	230	19,418	25,760

Textiles & Apparel – 7.50%
Kenneth Cole Productions (KCP)	550	14,872	13,987
Lakeland Industries (LAKE)*	1,320	19,670	19,791
Timberland (TBL)*	800	22,536	23,080
		57,078	56,858

Total Domestic Common Stocks		442,802	522,945

Foreign Common Stocks – 11.20%

Canada – 4.13%
Oil and Gas Production – 4.13%
Canadian Natural Resource ADR (CNQ)	600	31,487	31,290

Netherlands – 3.35%
Consumer staples – 3.35%
Unilever NV ADR (UN)	350	20,101	25,410

South Korea – 3.72%
Steel – 3.72%
POSCO ADR (PKX)	400	16,860	28,208

Total Foreign Common Stocks		68,448	84,908

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

October 31, 2006

Total investments – 80.18%	$511,250	607,853

Other assets in excess of liabilities – 19.82%		150,269

Net assets - 100%		$758,122

* Non-income producing (does not normally pay dividends).

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Assets and Liabilities

October 31, 2006

Assets:

Investments in securities at fair value (cost $511,250)	$607,853

Cash	149,969

Accounts Receivable
Interest	300

Total assets	758,122

Liabilities:
-0-

Net Assets	$758,122

Composition of Net Assets:
Shares of common stock, at $.001 par value	$ 62
Paid-in capital	643,574
Net unrealized appreciation of investments 96,603	96,603
Net realized undistributed gain on investments	7,598
Undistributed net investment income	10,285
Net assets (equivalent to $12.20 per share based on
62,137 shares of capital stock issued and
outstanding, 100,000,000 authorized)	$758,122

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Operations

For the year ended October 31, 2006

Investment income:
Dividends (net of foreign
withholding taxes of $248)	$6,088
Interest	9,594
Total income		$15,682

Expenses:
Investment advisory fee (Note 2)	$6,992
Administrative fee (Note 2)	3,496
Total expenses	10,488
Fees waived (Note 2)	(8,389)
Net expenses		2,099
Net Investment Income		13,583

Realized and unrealized gain (loss) from investments:
Net realized gain on investments		7,553
Net increase in unrealized appreciation of investments		57,711
Net realized and unrealized gain on investments		65,264

Net increase in net assets resulting from operations		$78,847

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Changes in Net Assets from Operations

Investment income:
Dividends (net of foreign
withholding taxes of $248)	$6,088
Interest	9,594
Total income		$15,682

Expenses:
Investment advisory fee (Note 2)	$6,992
Administrative fee (Note 2)	3,496
Total expenses	10,488
Fees waived (Note 2)	(8,389)
Net expenses		2,099
Net Investment Income		13,583

Realized and unrealized gain (loss) from investments:
Net realized gain on investments		7,553
Net increase in unrealized appreciation of investments		57,711
Net realized and unrealized gain on investments		65,264

Net increase in net assets resulting from operations		$78,847

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Financial Highlights

For a share of capital stock outstanding throughout the year

	Fiscal Year Ended
	10/31/06	10/31/05	10/31/04*
Per share data:
Net asset value – beginning of period	$11.06	$10.19	$10.02

Income from investment operations:
Net investment income	0.24	0.22	0.05
Net realized and unrealized gains
on investments	1.13	0.76	0.12
Income from investment operations	1.37	0.98	0.17

Less, distribution	(0.23)	(0.11)	-

Net asset value, end of period	$12.20	$11.06	$10.19

Total return	12.57%	9.66%	1.69%

Ratios and Supplemental Data:
Net Assets, End of Period	$758,122	$586,609	$493,879
Ratio of Expenses, after
reimbursement, to
Average Net Assets	0.30%	0.00%	0.00%1
Ratio of Expenses, before
reimbursement, to
Average Net Assets	1.50%	1.50%	1.50%1
Ratio of Net Investment
Income to Average
Net Assets	1.94%	2.18%	1.75%1
Portfolio turnover rate	4.97%	7.80%	0.00%

1 Annualized

* For the period from January 16, 2004 (start of investment operations) to October 31, 2004.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Notes to Financial Statements

October 31, 2006

1.  Organization and Significant Accounting Policies:

Organization: The Blankinship Value Fund (the “Fund”) was organized as a series of the Blankinship Funds, Inc. (the “Company”) under the laws of the state of Maryland on March 14, 2003.  The Fund is registered as an open-end non-diversified regulated investment company under the Investment Company Act of 1940.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.   These policies are in conformity with accounting principles, generally accepted in the United States of America.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of 13 weeks or less when acquired, or which subsequently are

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2006

within 13 weeks of maturity, are valued by using the amortized cost method of valuation, which approximates fair value.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities  at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distribution to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at least annually.  Distributions are recorded on the ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized, over the lives of their respective securities.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2006

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

2.  Management Agreement and Expenses -- The Fund has a Management Agreement with Blankinship Corporation (“the Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund.  The Adviser also provides and pays for administrative services to the Fund.  These administrative services include but are not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting and insurance.  The Fund is responsible for interest, taxes, brokerage fees and commissions, and any extraordinary expenses, including but not limited to litigation and indemnification costs and expenses.  Under the terms of the Management Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% for its investment advisory services and a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.50% for its administrative services.  For the year ended October 31, 2006, the Adviser waived a total of $8,389 in fees.  Regarding the future, the Adviser has contractually and irrevocably waived fees equal to 0.30% on an annualized basis through June 30, 2008.

3.  Investments -- For the year ended October 31, 2006, purchases and sales of investment securities other than short-term investments and U.S. government obligations aggregated $232,179 and $23,778 respectively.  At October 31, 2006, the gross unrealized appreciation for all securities totaled $101,056 and the gross unrealized depreciation for all securities totaled $4,453 or a net unrealized appreciation of $96,603.  The aggregate cost of securities for federal income tax purposes at October 31, 2006 was $511,250.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2006

4.  Federal Income Taxes -- Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$4,382
Undistributed long-term capital gain	$6,040
Unrealized appreciation	$96,603

5.  Distributions to Shareholders -- On December 30, 2005, a distribution of $0.231 per share, aggregating $13,046, was paid to shareholders of record on this same date from net investment income.  There were no long-term capital gains distributions during the period.

6. Capital Share Transactions -- As of October 31, 2006, 100,000,000 shares of $.001 par value capital stock were authorized and 62,137 shares were issued and outstanding.  Transactions in capital stock were as follows:

	For the		For the
	Fiscal Year		Fiscal Year
	Ended		Ended
	October 31, 2006		October 31, 2005

	Shares	Amount	Shares	Amount
Shares Sold	8,151	$95,000	4,070	$44,210
Shares issued in
reinvestment
of distributions	938	10,712	520	5,437
	9,089	105,712	4,590	49,647
Shares redeemed	-	-	-	-

Net increase	9,089	$105,712	4,590	$49,647

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2006

7. Recently Issued Accounting Pronouncement -- In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.”  FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 is effective for fiscal years beginning after December 15, 2006.  The Fund is currently evaluating the impact, if any of applying the various provisions of FIN 48.

SANVILLE & COMPANY

Certified Public Accountants

1514 Old York Road

Abington, PA 19001

(215) 884-8460

Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Directors of the

Blankinship Value Fund,

A Series of the Blankinship Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Blankinship Value Fund, A Series of the Blankinship Funds, Inc. (the “Fund”), including the schedule of investments, as of October 31, 2006 and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended,  and the financial highlights for the period January 16, 2004 (start of investment operations) through October 31, 2004.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2006, verified by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blankinship Value Fund, A Series of the Blankinship Funds, Inc., as of October 31, 2006, the results of its operations, the changes in its net assets and financial highlights for the periods herein indicated, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania                             /s/ Sanville & Company

December 22, 2006

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2006

(Unaudited)

Proxy Voting Guidelines:  The Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available upon request and without charge by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.

Quarterly Portfolio Schedule:  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Basis for Approval of Investment Advisory Contract:  The Board of Directors approved the renewal of the Management Agreement (the “Agreement”), which provides the Fund with investment advisory and administrative services.  In their meeting on April 28, 2006, the Board considered the following information that was provided by the Advisor.

               The Directors reviewed a performance report, showing performance relative to the S&P 500 and the Russell 2000 Value Index.  The general conclusion was that the Fund’s performance had been satisfactory, generally having exceeded that of the S&P 500, while lagging the Russell 2000 Value Index.  The report also compared the Fund’s individual stock purchases against the indexes.

Information from Morningstar’s web site indicated that the average expense ratio for small cap value funds is 1.57% and for mid cap value funds it is 1.48%.  These are category averages, but funds with small asset bases, such as the Fund, tend to have higher expense ratios because the expenses are spread over smaller asset bases.

The Adviser had waived all fees from inception through 12/31/05.  For the period 1/1/06 through 3/31/06, the Adviser charged 1.2% annualized ($2,074.91), and waived 0.3% annualized ($546.15).  As a result, the Fund has received advisory and administrative services at very low cost.  Although fee waivers are at the Adviser’s discretion, the history to date has been beneficial to the Fund.  The Agreement provides for an annualized fee of 1.0% of assets for Advisory services and 0.5% for management services, resulting in an

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2006

(Unaudited)

expected operating expense level of about 1.5% without waivers.  Even without fee waivers, the small asset base of the Fund is likely to result in a net loss to the Adviser for the foreseeable future, and below average expenses for the Fund (relative to similar funds).

Other expenses have also been minimized by the Adviser.  Brokerage expenses have been low as a result of a special introductory offer the Adviser found with Fidelity Investments.  In addition, turnover in the Fund’s equity investments has been quite low.  Turnover was 0.00% for the period 1/14/04 (start of investment operations) through 10/31/04.  For the fiscal year ended 10/31/05, turnover was 7.80%.  Through 3/31/06, turnover has not increased significantly – only one holding was sold, as the result of a buyout offer.  Lower turnover tends to result in lower trading costs and taxes for the Fund’s shareholders.

               Dr. Blankinship, the President of the Adviser, is the Fund’s largest shareholder and owns a majority of the Fund’s shares.

Regarding the financial condition and the stability of the Adviser.  The Adviser has operated at a loss since the Fund began operations.  Dr. Blankinship has provided loans to the Adviser to allow its continued operation, and the Adviser’s financial condition and stability is therefore dependent on that of Dr. Blankinship.  To address this issue, Dr. Blankinship provided the Board with information regarding his financial resources and commitment to continuing the Adviser’s operations.

Dr. Blankinship stated that it appears that conflicts of interest are minimal because he is the Fund’s largest shareholder, and has no other advisory clients.

Dr. Blankinship stated that he believed the information provided was accurate, complete, and sufficient to evaluate the terms of the Agreement and reach conclusions.  He offered to address any questions or concerns the other directors may have.

The Directors unanimously concluded that the information provided was sufficient to evaluate the terms of the Agreement and reach conclusions.  The Directors reviewed and discussed this information.

The Board concluded that the background and experience of the Adviser’s President, Dr. Blankinship, was a key factor.  His background, experience, and integrity were personally known by the Directors.  His rigorous academic training, CPA credential, and business experience were viewed as having a direct bearing on his ability to provide sound investment advice to the Fund.  His strong background in technology was considered an

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2006

(Unaudited)

asset to the Fund in both evaluating technology-related investments, and in utilizing technology for the Fund’s administration and research.  Because his research, analysis, and investment philosophy led to the development of the Fund’s investment objective and strategies, he was believed to have the best insight into the execution of those strategies.  His personal investment in the Fund was also viewed as a positive indication of his commitment to the Fund and its shareholders.  No conflicts of interest were identified, and the financial condition of the Adviser was considered acceptable.

In summary, the Board determined that the Agreement, including the fee level, was beneficial and reasonable in light of all relevant circumstances.  This determination was based on the following factors as discussed above: (1) the encouraging performance history of the Fund; (2) the extremely low expenses of the Fund under the agreement to date; (3) comparison of the fees stated in the Agreement to those of similar funds; (4) Dr. Blankinship’s background, experience, resources, and commitment to the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Directors.  Rather, the Directors weighed and balanced all factors considered before voting to approve the Agreement.

Board of Directors:  The Board oversees the Corporation's business and investment activities and is responsible for protecting the interests of the Fund’s shareholders.  Information about the directors and officers of the Corporation is provided in the table on the following page.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors, and is available without charge, by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.  Each director may be contacted by writing to the director c/o Blankinship Value Fund, 1210 South Huntress Court, McLean, VA  22102.  The Fund did not pay any of its directors or officers during the period covered by this report.  As the 100% owner of the Adviser, Dr. Blankinship may benefit from fees under the Management Agreement.  As of October 31, 2006, Dr. Blankinship also beneficially owned 69% of the Fund; section 2(a)(9) of the Investment Company Act of 1940, indicates that any person beneficially owning more than 25% of the voting securities is presumed to control the company.

Name Address Date of Birth Term of service*	Position(s) Held with Fund	Principal Occupation Past 5 Years
Independent Directors
Alexander J. Falk, Jr. 7718 Bridle Path Ln. McLean, VA 22102 D.O.B.: 5/9/37 Director since 1/16/04	Director	Retired executive of Verizon Communications.
Barbara A. Stewart, Ph.D. 10022 Lochness Ct. Vienna, VA 22180 D.O.B.: 10/25/26 Director since 1/28/05	Director	Retired professor of history at George Mason University
Interested Directors
Rex Blankinship, PhD, CPA** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 2/19/55 Director since 1/16/04	Director, President, Treasurer, Secretary

Portfolio manager for the Fund since inception.  As President of Blankinship Corporation, has consulted on the design and installation of financial systems from 1987 to present.  From 1993 through 1999 he also worked as a Partner in International Registries, a legal, administrative, and financial services firm.

Officers
Janet L. Barnes** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 9/7/49 Officer since 1/16/04	Vice-President, Assistant Treasurer, Assistant Secretary	Chief Information Officer, U.S. Government Office of Personnel Management

* There is no stated term of office for the Fund's Directors. No directors of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

** Rex Blankinship is an interested director because he serves as a Director and Officer of the Adviser, and is its sole shareholder. Janet Barnes is the wife of Rex Blankinship, and is also a Director and Officer of the Adviser.

Notes

Notes

Notes

 BLANKINSHIP VALUE FUND

Shareholder Services

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

For more information about Blankinship Value Fund, please refer to:

Prospectus, which provides essential information that you should read before investing in the Fund.

Statement of Additional Information (SAI), which contains more information about the fund, its investments and policies. It is incorporated by reference and is legally a part of the prospectus.

For a free copy of the Prospectus or SAI, account applications, or any questions, please call the Fund at (800) 240-9631.

Information about the Fund (including the Prospectus and the Statement of Additional Information) can also be reviewed and copied at the Security and Exchange Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference room may be obtained by calling the Commission at (800) SEC-0330. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102

Investment Company Act file no. 811-21387

Item 2. Code of Ethics

(a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)  Not applicable.

(c)  None.

(d)  None.

(e)  Not applicable.

(f)  The Company’s Code of Ethics is attached as an exhibit.  A copy of the Company’s Code of Ethics may be obtained without charge by calling (800) 240-9631.

Item 3. Audit Committee Financial Expert

The Company does not have a designated financial expert serving on an audit committee.  The Board does not consider this necessary at this time because: 1) it is not required under current regulations; 2) the Board is confident in the quality and transparency of the Fund’s financial reporting; 3) the Fund is relatively small and uncomplicated.  The Board also has confidence in the Fund’s President, Dr. Blankinship, and the Fund’s auditors, Sanville & Company.  Dr. Blankinship is a Director and is a Virginia CPA.  (Since Dr. Blankinship is also President and a Director of the Adviser, Blankinship Corporation, he is an interested Director.)  The Board may reconsider the issue of an audit committee financial expert if circumstances change, such as the Fund increasing significantly in size or complexity.

Item 4. Principal Accountant Fees and Services

Audit Fees   Sanville & Company billed $7,900 in audit fees for the fiscal year ended 10/31/05, and $7,100 in audit fees for the fiscal year ended 10/31/04.

Audit-Related Fees  None.

Tax Fees  None.

All Other Fees  None.  (No other services were provided by Sanville & Company to the Fund, the Adviser, or any entity related to the Adviser, during the last two fiscal years.)

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

See Shareholder’s Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a) Rex Blankinship, the President and Treasurer, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)  Code of Ethics is attached as Exhibit EX99.CODE ETH.

(a)(2)  Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

(a)(3)  Not applicable.

(b)  Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Blankinship Funds, Inc.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President

Date       January 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President and Treasurer

Date       January 5, 2007